CIK 0000310967

This submission is being made solely to document that filings related to CIK 0000310967 can now be found under the separate account’s new CIK number:

CIK: 0000205147

CG Group Variable Qualified Annuity: Contract ID C000219475

1933 Act Number: 333-252042